SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)			12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of Goods and Services Sold			$ 30,240	$ 1,187,953	$ 3,984,493
Cash			3,464,091	2,806,619
Allowance for Doubtful Accounts Receivable			0	0
Allowance for Doubtful Other Receivables, Current			0	0
Impairment loss of long lived assets			0	0	0
ROU assets			24,613	119,429
Income Tax Expense (Benefit)			0	0	292,956
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0
Unrecognized Tax Benefits			$ 0	0
Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage			0.00%
Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage			5.00%
Shipping and Handling [Member]
Cost of Goods and Services Sold			$ 0	$ 19,754	$ 420,960
Product Sales
Percentage of Value Added Tax	13.00%	16.00%
Leasing Services
Percentage of Value Added Tax	9.00%	10.00%